LEASE OPERATING EXPENSES	6 Months Ended
Jun. 30, 2019
LEASE OPERATING EXPENSES
LEASE OPERATING EXPENSES

NOTE 4 — LEASE OPERATING EXPENSES

	2019	2018
Six months ended 30 June	US$’000	US$’000
Lease operating expense	(15,435)	(12,826)
Workover expense	(2,885)	(2,517)
Total lease operating and workover expense	(18,320)	(15,343)